Financial Income (Tables)	12 Months Ended
Dec. 31, 2019
Financial Income
Schedule of finance income

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Special Mining Burden (GEM) (a)	—	18,574	—
Other financial income	10,356	9,515	5,350

	10,356	28,089	5,350

(a)   Represents interest related to the GEM refund from the period October 2012 through December 2013.